Loans - Schedule of Short Term Loans (Details) - USD ($)	Dec. 31, 2024	Dec. 31, 2023
Schedule of Short Term Loans [Line Items]
Short-term loans	$ 6,712,972	$ 6,478,964
Guangdong Huaxing Bank [Member]
Schedule of Short Term Loans [Line Items]
Short-term loans	2,054,992	2,112,706
China Guangfa Bank [Member]
Schedule of Short Term Loans [Line Items]
Short-term loans	684,997	704,235
Zhongshan Rural Commercial Bank [Member]
Schedule of Short Term Loans [Line Items]
Short-term loans	410,998	1,126,776
Bank of Guangzhou [Member]
Schedule of Short Term Loans [Line Items]
Short-term loans	684,997	1,126,776
China Resources Bank of Zhuhai CO.LTD [Member]
Schedule of Short Term Loans [Line Items]
Short-term loans	1,369,994	1,408,471
China Bohai Bank Co.,Ltd [Member]
Schedule of Short Term Loans [Line Items]
Short-term loans	684,997
China Everbright BANK CO., LTD [Member]
Schedule of Short Term Loans [Line Items]
Short-term loans	$ 821,997